Supplement (Retail)	12 Months Ended
Oct. 31, 2010
Vanguard LifeStrategy Conservative Growth Fund
Supplement Text
Supplement Text:

Ship Logo Vanguard (r)

Vanguard LifeStrategy(r) Funds

Supplement to the Prospectus Dated February 28, 2011

Changes to an Underlying Fund's Investment Advisor

Each of the LifeStrategy Funds invests a portion of its assets in Vanguard Asset Allocation Fund, which has restructured its investment advisory team by removing Mellon Capital Management Corporation (Mellon Capital) as the investment advisor and reallocating the assets managed by Mellon Capital to The Vanguard Group, Inc. As a result, all references to Mellon Capital as advisor are deleted.

Changes in Underlying Fund Allocations

The board of trustees of the LifeStrategy Funds has approved the adoption of an all-index approach by each LifeStrategy Fund. To implement this approach, each of the four LifeStrategy Funds will redeem its position in Vanguard Asset Allocation Fund. In addition, Vanguard LifeStrategy Income Fund and Vanguard LifeStrategy Conservative Growth Fund will redeem their positions in Vanguard Short-Term Investment-Grade Fund. The LifeStrategy Funds will transition the assets to Vanguard Total Stock Market Index Fund and Vanguard Total Bond Market II Index Fund. The Funds are expected to implement these allocation changes in the coming months. During the transition, the LifeStrategy Funds may hold individual securities for limited periods of time as necessary to effect the transactions as approved by the Funds' board of trustees. Once the transition to the lower-cost index funds is completed, the expense ratios of the LifeStrategy Funds are expected to decline two to four basis points and will range from an estimated 0.14% to 0.18%. (During the transition, which is expected to last several months, the expense ratios will remain between 0.18% and 0.20%.)

After these changes take effect, the percentage of each LifeStrategy Fund's assets allocated to each of the underlying funds generally will be as follows:

LifeStrategy Fund

Underlying Vanguard Fund Income Conservative Growth Moderate Growth Growth

Total Stock Market Index 14% 28% 42% 56%

Total International Stock Index 6 12 18 24

Total Bond Stock Market IIIndex 80 60 40 20

Totals 100% 100% 100% 100%

Vanguard LifeStrategy Growth Fund
Supplement Text
Supplement Text:

Ship Logo Vanguard (r)

Vanguard LifeStrategy(r) Funds

Supplement to the Prospectus Dated February 28, 2011

Changes to an Underlying Fund's Investment Advisor

Each of the LifeStrategy Funds invests a portion of its assets in Vanguard Asset Allocation Fund, which has restructured its investment advisory team by removing Mellon Capital Management Corporation (Mellon Capital) as the investment advisor and reallocating the assets managed by Mellon Capital to The Vanguard Group, Inc. As a result, all references to Mellon Capital as advisor are deleted.

Changes in Underlying Fund Allocations

The board of trustees of the LifeStrategy Funds has approved the adoption of an all-index approach by each LifeStrategy Fund. To implement this approach, each of the four LifeStrategy Funds will redeem its position in Vanguard Asset Allocation Fund. In addition, Vanguard LifeStrategy Income Fund and Vanguard LifeStrategy Conservative Growth Fund will redeem their positions in Vanguard Short-Term Investment-Grade Fund. The LifeStrategy Funds will transition the assets to Vanguard Total Stock Market Index Fund and Vanguard Total Bond Market II Index Fund. The Funds are expected to implement these allocation changes in the coming months. During the transition, the LifeStrategy Funds may hold individual securities for limited periods of time as necessary to effect the transactions as approved by the Funds' board of trustees. Once the transition to the lower-cost index funds is completed, the expense ratios of the LifeStrategy Funds are expected to decline two to four basis points and will range from an estimated 0.14% to 0.18%. (During the transition, which is expected to last several months, the expense ratios will remain between 0.18% and 0.20%.)

After these changes take effect, the percentage of each LifeStrategy Fund's assets allocated to each of the underlying funds generally will be as follows:

LifeStrategy Fund

Underlying Vanguard Fund Income Conservative Growth Moderate Growth Growth

Total Stock Market Index 14% 28% 42% 56%

Total International Stock Index 6 12 18 24

Total Bond Stock Market IIIndex 80 60 40 20

Totals 100% 100% 100% 100%

Vanguard LifeStrategy Income Fund
Supplement Text
Supplement Text:

Ship Logo Vanguard (r)

Vanguard LifeStrategy(r) Funds

Supplement to the Prospectus Dated February 28, 2011

Changes to an Underlying Fund's Investment Advisor

Each of the LifeStrategy Funds invests a portion of its assets in Vanguard Asset Allocation Fund, which has restructured its investment advisory team by removing Mellon Capital Management Corporation (Mellon Capital) as the investment advisor and reallocating the assets managed by Mellon Capital to The Vanguard Group, Inc. As a result, all references to Mellon Capital as advisor are deleted.

Changes in Underlying Fund Allocations

The board of trustees of the LifeStrategy Funds has approved the adoption of an all-index approach by each LifeStrategy Fund. To implement this approach, each of the four LifeStrategy Funds will redeem its position in Vanguard Asset Allocation Fund. In addition, Vanguard LifeStrategy Income Fund and Vanguard LifeStrategy Conservative Growth Fund will redeem their positions in Vanguard Short-Term Investment-Grade Fund. The LifeStrategy Funds will transition the assets to Vanguard Total Stock Market Index Fund and Vanguard Total Bond Market II Index Fund. The Funds are expected to implement these allocation changes in the coming months. During the transition, the LifeStrategy Funds may hold individual securities for limited periods of time as necessary to effect the transactions as approved by the Funds' board of trustees. Once the transition to the lower-cost index funds is completed, the expense ratios of the LifeStrategy Funds are expected to decline two to four basis points and will range from an estimated 0.14% to 0.18%. (During the transition, which is expected to last several months, the expense ratios will remain between 0.18% and 0.20%.)

After these changes take effect, the percentage of each LifeStrategy Fund's assets allocated to each of the underlying funds generally will be as follows:

LifeStrategy Fund

Underlying Vanguard Fund Income Conservative Growth Moderate Growth Growth

Total Stock Market Index 14% 28% 42% 56%

Total International Stock Index 6 12 18 24

Total Bond Stock Market IIIndex 80 60 40 20

Totals 100% 100% 100% 100%

Vanguard LifeStrategy Moderate Growth Fund
Supplement Text
Supplement Text:

Ship Logo Vanguard (r)

Vanguard LifeStrategy(r) Funds

Supplement to the Prospectus Dated February 28, 2011

Changes to an Underlying Fund's Investment Advisor

Each of the LifeStrategy Funds invests a portion of its assets in Vanguard Asset Allocation Fund, which has restructured its investment advisory team by removing Mellon Capital Management Corporation (Mellon Capital) as the investment advisor and reallocating the assets managed by Mellon Capital to The Vanguard Group, Inc. As a result, all references to Mellon Capital as advisor are deleted.

Changes in Underlying Fund Allocations

The board of trustees of the LifeStrategy Funds has approved the adoption of an all-index approach by each LifeStrategy Fund. To implement this approach, each of the four LifeStrategy Funds will redeem its position in Vanguard Asset Allocation Fund. In addition, Vanguard LifeStrategy Income Fund and Vanguard LifeStrategy Conservative Growth Fund will redeem their positions in Vanguard Short-Term Investment-Grade Fund. The LifeStrategy Funds will transition the assets to Vanguard Total Stock Market Index Fund and Vanguard Total Bond Market II Index Fund. The Funds are expected to implement these allocation changes in the coming months. During the transition, the LifeStrategy Funds may hold individual securities for limited periods of time as necessary to effect the transactions as approved by the Funds' board of trustees. Once the transition to the lower-cost index funds is completed, the expense ratios of the LifeStrategy Funds are expected to decline two to four basis points and will range from an estimated 0.14% to 0.18%. (During the transition, which is expected to last several months, the expense ratios will remain between 0.18% and 0.20%.)

After these changes take effect, the percentage of each LifeStrategy Fund's assets allocated to each of the underlying funds generally will be as follows:

LifeStrategy Fund

Underlying Vanguard Fund Income Conservative Growth Moderate Growth Growth

Total Stock Market Index 14% 28% 42% 56%

Total International Stock Index 6 12 18 24

Total Bond Stock Market IIIndex 80 60 40 20

Totals 100% 100% 100% 100%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	Vanguard STAR Funds
Central Index Key	dei_EntityCentralIndexKey	0000736054
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 10, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2011
Retail | Vanguard LifeStrategy Income Fund
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 28, 2011